Supplementary Cash Flow Information - Summary of Reconciliation of Cash Flows from Financing Activities (Detail) - CAD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Lease Liabilities, Beginning of Year	$ 1,916	$ 1,494
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	(112)	(2,279)	$ (1,144)
Principal Repayment of Leases	(197)	(150)
Issuance of Long-Term Debt	1,326
Non-Cash Changes:
Additions	49	590
Lease Terminations	1	11
Lease Modifications	(2)
Other			(1)
Lease Liabilities, End of Year	1,757	1,916	1,494
Ending balance	121
Dividends Payable [Member]
Changes From Financing Cash Flows:
Dividends Paid	(77)	(260)	(245)
Non-Cash Changes:
Dividends Declared	77	260	245
Short-Term Borrowings [Member]
Changes From Financing Cash Flows:
Issuance (Repayment) of Short-Term Borrowings	117
Non-Cash Changes:
Foreign Exchange (Gain) Loss	4
Ending balance	121
Long-term Borrowings [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Beginning balance	6,699	9,164	9,513
Changes From Financing Cash Flows:
Repayment of Long-Term Debt	(112)	(2,279)	(1,144)
Net Issuance (Repayment) of Revolving Long-Term Debt	(220)	276	(20)
Issuance of Long-Term Debt	1,326
Non-Cash Changes:
Foreign Exchange (Gain) Loss	(231)	(399)	817
Finance Costs			(2)
Gain on Repurchase of Debt and Amortization of Debt Issuance Costs	(20)	(63)
Other	(1)
Ending balance	7,441	6,699	$ 9,164
Lease liabilities [member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Lease Liabilities, Beginning of Year	1,916
Changes From Financing Cash Flows:
Principal Repayment of Leases	(197)	(150)
Non-Cash Changes:
Foreign Exchange (Gain) Loss	(6)	(23)
Additions	49	590
Re-measurement of Lease Liabilities	(2)	15
Lease Terminations	(1)	(11)
Lease Modifications	(2)
Other		1
Lease Liabilities, End of Year	1,757	1,916
Lease liabilities [member] | IFRS 16 [Member] | Adjustments [Member]
Disclosure Of Reconciliation Of Liabilities Arising From Financing Activities [Line Items]
Lease Liabilities, Beginning of Year	$ 1,494
Non-Cash Changes:
Lease Liabilities, End of Year		$ 1,494